[Logo Graphic Omitted] ARK FUNDS (R)

    FEBRUARY 5, 2001 Prospectus -
                  Social Issues Portfolios

                   INSTITUTIONAL CLASS

                 Social Issues Intermediate Fixed Income Portfolio

                  Social Issues Blue Chip Equity Portfolio

                   Social Issues Capital Growth Portfolio

                    Social Issues Small - Cap Equity Portfolio

                                                  arkfunds.com.


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                                  [BLANK PAGE]


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[Logo Graphic Omitted] ARK FUNDS (R)

    FEBRUARY 5, 2001    Prospectus -
                          Social Issues Portfolios



                             INSTITUTIONAL CLASS

INTRODUCTION - Information Common
to All Portfolios

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. In selecting securities for the Portfolios, the investment advisor will apply social screens, which exclude securities of issuers that do not meet the social issues criteria established for the Portfolios. All Portfolios may hold investments in U.S. government securities, to which the investment advisor does not intend to apply the social screens.

Each Portfolio's manager invests its assets in a way that he or she believes will help the Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's application of the social screens and judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and this may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Portfolio is based on the market value of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

HOW TO READ
THIS PROSPECTUS

ARK Funds is a mutual fund family that offers Institutional Class shares in separate investment portfolios. This prospectus gives you important information about the Institutional Class Shares of the Social Issues Intermediate Fixed Income Portfolio, Social Issues Blue Chip Equity Portfolio, Social Issues Capital Growth Portfolio, and Social Issues Small-Cap Equity Portfolio (Portfolios) that you should know before investing. The Portfolios have individual investment goals and strategies. Each Portfolio's investments are subject to broad based social screens designed to meet the needs of many socially responsible investors. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

CONTENTS                                                    PAGE

     SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO       2

     SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO                4

     SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO                  6

     SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO                8

     ARK FUNDS' APPROACH TO SOCIAL ISSUES INVESTING         10

     EACH PORTFOLIO'S OTHER INVESTMENTS                     11

     ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK            12

     INVESTMENT ADVISOR                                     14

     PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES    15

     DISTRIBUTION OF PORTFOLIO SHARES                       18

     DIVIDENDS AND DISTRIBUTIONS                            18

     TAXES                                                  19

     MORE INFORMATION ABOUT ARK FUNDS         INSIDE BACK COVER



Investment Advisor:
ALLIED INVESTMENT ADVISORS, INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                   PROSPECTUS / February 5, 2001

2 [Graphic Omitted] SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO

                       SUMMARY

               INVESTMENT GOAL
                CURRENT INCOME

              INVESTMENT FOCUS
             INTERMEDIATE-TERM
        INVESTMENT-GRADE FIXED
             INCOME SECURITIES

        SHARE PRICE VOLATILITY
                 LOW TO MEDIUM

                     PRINCIPAL
           INVESTMENT STRATEGY
    INVESTING IN INTERMEDIATE-
       TERM CORPORATE AND U.S.
       GOVERNMENT FIXED INCOME
      SECURITIES THAT MEET THE
   PORTFOLIO'S SOCIAL CRITERIA

              INVESTOR PROFILE
     INVESTORS SEEKING CURRENT
        INCOME WHO ARE WILLING
           TO ACCEPT THE RISKS
         OF INVESTING IN FIXED
             INCOME SECURITIES

Principal Investment Strategy of the Social Issues
Intermediate Fixed Income Portfolio

     The Social Issues Intermediate Fixed Income Portfolio seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities, of companies that meet the Portfolio's social criteria. The Portfolio's Advisor will select investment-grade fixed income securities and unrated securities determined to be of comparable quality. The Portfolio normally invests in securities with intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 3 to 10 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

     In selecting securities for the Portfolio of companies that meet the Portfolio's social criteria, the Advisor also considers factors such as current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Principal Risks of Investing in the Social Issues
Intermediate Fixed Income Portfolio

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

     The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

     The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

     The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

     The Portfolio's investments are subject to social screens. Because of these screens, Portfolio management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.

Performance Information

     Performance information for the Portfolio will be available after it has completed a full calendar year of operations.

February 5, 2001 / PROSPECTUS

SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO 3

Portfolio Fees and Expenses

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

                 Shareholder Fees
                 (fees paid directly from your investment)

                 --------------------------------------------------------------
                              INSTITUTIONAL CLASS
                 --------------------------------------------------------------

                 Maximum Sales Charge (Load) Imposed
                 on Purchases (as a percentage of
                 offering price)                                   None
                 --------------------------------------------------------------

                 Maximum Deferred Sales Charge (Load)
                 (as a percentage of offering price)               None
                 --------------------------------------------------------------

                 Maximum Sales Charge (Load) Imposed on
                 Reinvested Dividends and other Distributions
                 (as a percentage of offering price)               None
                 --------------------------------------------------------------

                 Redemption Fee (as a percentage
                 of amount redeemed, if applicable)                None
                 --------------------------------------------------------------

                 Exchange Fee                                      None
                 --------------------------------------------------------------

                 Annual Portfolio Operating Expenses
                 (expenses deducted from Portfolio assets)

                 --------------------------------------------------------------
                              INSTITUTIONAL CLASS
                 --------------------------------------------------------------

                 Investment Advisory Fees                          0.60%
                 --------------------------------------------------------------

                 Distribution (12b-1) Fees                         None
                 --------------------------------------------------------------

                 Other Expenses                                    0.40%(1)
                 --------------------------------------------------------------

                 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES         1.00%
                 --------------------------------------------------------------

                 Fee Waivers and Expense Reimbursements            0.13%
                 --------------------------------------------------------------

                 NET TOTAL OPERATING EXPENSES                      0.87%(2)
                 --------------------------------------------------------------

                 (1) Other Expenses are based on estimates for the current
                     fiscal year.

                 (2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.87% until August 31, 2001. The Portfolio's total annual operating expenses would be less than the amount shown above because, in addition to its contractual waiver, the Advisor will voluntarily reimburse expenses in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimburse- ments at any time. With the expense reimbursements, the Portfolio's total operating expenses would be as follows:

                 Social Issues Intermediate Fixed Income Portfolio --
                              Institutional Class 0.84%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


                              1 YEAR -- $89     3 YEARS -- $305


                                                  PROSPECTUS / February 5, 2001

4 [Graphic Omitted] SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO

                       SUMMARY

               INVESTMENT GOAL
             LONG-TERM CAPITAL
                  APPRECIATION

              INVESTMENT FOCUS
          LARGE CAPITALIZATION
            U.S. COMMON STOCKS

        SHARE PRICE VOLATILITY
                MEDIUM TO HIGH

                     PRINCIPAL
           INVESTMENT STRATEGY
        INVESTING IN STOCKS OF
    ESTABLISHED LARGE CAPITAL-
        IZATION COMPANIES THAT
          MEET THE PORTFOLIO'S
               SOCIAL CRITERIA

              INVESTOR PROFILE
     INVESTORS SEEKING CAPITAL
          APPRECIATION WHO CAN
      TOLERATE THE SHARE PRICE
          VOLATILITY OF EQUITY
                     INVESTING

Principal Investment Strategy of the Social Issues
Blue Chip Equity Portfolio

     The Social Issues Blue Chip Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of established U.S. companies with market capitalizations in excess of $5 billion that meet the Portfolio's social criteria. The Portfolio's Advisor generally purchases stocks of companies with at least 10 years of operating history that are recognized leaders in their respective markets. The Portfolio also may, to a limited extent, purchase stocks of rapidly growing companies in developing industries, convertible and preferred stocks, and investment-grade fixed income securities.

     In selecting investments for the Portfolio, the Advisor will purchase securities of large companies with strong balance sheets and prospects for above-average growth that meet the Portfolio's social criteria. The Advisor will also purchase securities of issuers based on their current financial strength and their market valuations relative to their competitors.

Principal Risks of Investing in the Social Issues
Blue Chip Equity Portfolio

     An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

     Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

     The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

     The Portfolio's investments are subject to social screens. Because of these screens, Portfolio management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.

Performance Information

     Performance information for the Portfolio will be available after it has completed a full calendar year of operations.

February 5, 2001 / PROSPECTUS

                                      SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO 5
Portfolio Fees and Expenses

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

                 Shareholder Fees
                 (fees paid directly from your investment)

                 --------------------------------------------------------------
                              INSTITUTIONAL CLASS
                 --------------------------------------------------------------

                 Maximum Sales Charge (Load) Imposed on
                 Purchases (as a percentage of offering price)    None
                 --------------------------------------------------------------

                 Maximum Deferred Sales Charge (Load)
                 (as a percentage of offering price)              None
                 --------------------------------------------------------------

                 Maximum Sales Charge (Load) Imposed on
                 Reinvested Dividends and other Distributions
                 (as a percentage of offering price)              None
                 --------------------------------------------------------------

                 Redemption Fee (as a percentage
                 of amount redeemed, if applicable)               None
                 --------------------------------------------------------------

                 Exchange Fee                                     None
                 --------------------------------------------------------------

                 Annual Portfolio Operating Expenses
                 (expenses deducted from Portfolio assets)
                 --------------------------------------------------------------

                              INSTITUTIONAL CLASS
                 --------------------------------------------------------------

                 Investment Advisory Fees                         0.70%
                 --------------------------------------------------------------

                 Distribution (12b-1) Fees                        None
                 --------------------------------------------------------------

                 Other Expenses                                   0.39%(1)
                 --------------------------------------------------------------

                 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES        1.09%
                 --------------------------------------------------------------

                 Fee Waivers and Expense Reimbursements           0.06%
                 --------------------------------------------------------------

                 NET TOTAL OPERATING EXPENSES                     1.03%(2)
                 --------------------------------------------------------------

                 (1) Other Expenses are based on estimates for the current
                     fiscal year.

                 (2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.03% until August
                     31, 2001. The Portfolio's total annual operating expenses would be less than the amount shown above because, in addition to its contractual waiver, the Advisor will voluntarily reimburse expenses in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's total operating expenses would be as follows:

                              Social Issues Blue Chip Equity Portfolio --
                      Institutional Class 1.00%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


                         1 YEAR -- $105    3 YEARS -- $341

                                                   PROSPECTUS / February 5, 2001

6 [Graphic Omitted] SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO

                       SUMMARY

               INVESTMENT GOAL
             LONG-TERM CAPITAL
                  APPRECIATION

              INVESTMENT FOCUS
            U.S. COMMON STOCKS
             OF VARIOUS MARKET
               CAPITALIZATIONS

        SHARE PRICE VOLATILITY
                MEDIUM TO HIGH

                     PRINCIPAL
           INVESTMENT STRATEGY
      INVESTING IN STOCKS THAT
           OFFER ABOVE-AVERAGE
          GROWTH POTENTIAL AND
       SATISFY THE PORTFOLIO'S
               SOCIAL CRITERIA

              INVESTOR PROFILE
     INVESTORS SEEKING CAPITAL
          APPRECIATION WHO CAN
      TOLERATE THE SHARE PRICE
          VOLATILITY OF EQUITY
                     INVESTING


Principal Investment Strategy of the Social Issues
Capital Growth Portfolio

     The Social Issues Capital Growth Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of companies that meet the Portfolio's social criteria. The Portfolio's Advisor will build a broadly diversified portfolio of stocks with above-average capital growth potential.

     In selecting securities for the Portfolio, the Advisor purchases securities of well-known, established companies and small- and mid-size companies (companies with market capitalizations of $8 billion or less) that meet the Portfolio's social criteria. In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.

     Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may adversely affect the Portfolio's performance.

Principal Risks of Investing in the Social Issues
Capital Growth Portfolio

     An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

     Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

     The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

     The Portfolio's investments are subject to social screens. Because of these screens, Portfolio management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.

Performance Information

     Performance information for the Portfolio will be available after it has completed a full calendar year of operations.

February 5, 2001 / PROSPECTUS

                                        SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO 7

Portfolio Fees and Expenses

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

                 Shareholder Fees
                 (fees paid directly from your investment)

                 --------------------------------------------------------------
                              INSTITUTIONAL CLASS
                 --------------------------------------------------------------

                 Maximum Sales Charge (Load) Imposed on
                 Purchases (as a percentage of offering price)    None
                 --------------------------------------------------------------

                 Maximum Deferred Sales Charge (Load)
                 (as a percentage of offering price)              None
                 --------------------------------------------------------------

                 Maximum Sales Charge (Load) Imposed on
                 Reinvested Dividends and other Distributions
                 (as a percentage of offering price)              None
                 --------------------------------------------------------------

                 Redemption Fee (as a percentage of
                 amount redeemed, if applicable)                  None
                 --------------------------------------------------------------

                 Exchange Fee                                     None
                 --------------------------------------------------------------

                 Annual Portfolio Operating Expenses
                 (expenses deducted from Portfolio assets)
                 --------------------------------------------------------------

                              INSTITUTIONAL CLASS
                 --------------------------------------------------------------

                 Investment Advisory Fees                         0.70%
                 --------------------------------------------------------------

                 Distribution (12b-1) Fees                        None
                 --------------------------------------------------------------

                 Other Expenses                                   0.39%(1)
                 --------------------------------------------------------------

                 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES        1.09%
                 --------------------------------------------------------------

                 Fee Waivers and Expense Reimbursements           0.02%
                 --------------------------------------------------------------

                 NET TOTAL OPERATING EXPENSES                     1.07%(2)
                 --------------------------------------------------------------

                 (1) Other Expenses are based on estimates for the current
                     fiscal year.

                 (2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.07% until August
                     31, 2001. The Portfolio's total annual operating expenses would be less than the amount shown above because, in addition to its contractual waiver, the Advisor will voluntarily reimburse expenses in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's total operating expenses would be as follows:

                              Social Issues Capital Growth Portfolio --
                           Institutional Class 1.04%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                         1 YEAR -- $109    3 YEARS -- $345

                                                   PROSPECTUS / February 5, 2001

8 [Graphic Omitted] SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO

                       SUMMARY

               INVESTMENT GOAL
             LONG-TERM CAPITAL
                  APPRECIATION

              INVESTMENT FOCUS
               COMMON STOCK OF
          SMALL-CAPITALIZATION
                  U.S. ISSUERS

        SHARE PRICE VOLATILITY
                          HIGH

                     PRINCIPAL
           INVESTMENT STRATEGY
        INVESTING IN STOCKS OF
        SMALLER COMPANIES WITH
            LONG-TERM EARNINGS
         GROWTH POTENTIAL THAT
          MEET THE PORTFOLIO'S
               SOCIAL CRITERIA

              INVESTOR PROFILE
       INVESTORS SEEKING LONG-
     TERM CAPITAL APPRECIATION
          WHO CAN TOLERATE THE
     SHARE PRICE VOLATILITY OF
    SMALL-CAP EQUITY INVESTING

Principal Investment Strategy of the Social Issues
Small-Cap Equity Portfolio

     The Social Issues Small-Cap Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers that meet the Portfolio's social criteria. The Portfolio's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Portfolio invests primarily in companies with market capitalizations of $2 billion or less at the time of investment. The Portfolio may also invest a limited percentage of its assets in securities rated below investment-grade ("junk bonds") and in foreign securities.

     In selecting investments for the Portfolio, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential that meet the Portfolio's social criteria. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Advisor may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

     Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may adversely affect the Portfolio's performance.

Principal Risks of Investing in the Social Issues
Small-Cap Equity Portfolio

     An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

     Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

     The smaller capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

     The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than. that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

     Junk bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Junk bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

     Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

     The Portfolio's investments are subject to social screens. Because of these screens, Portfolio management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.

February 5, 2001 / PROSPECTUS

                                      SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO 9

Performance Information

     Performance information for the Portfolio will be available after it has completed a full calendar year of operations.

Portfolio Fees and Expenses

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

                 Shareholder Fees
                 (fees paid directly from your investment)

                 --------------------------------------------------------------
                              INSTITUTIONAL CLASS
                 --------------------------------------------------------------

                 Maximum Sales Charge (Load) Imposed on
                 Purchases (as a percentage of offering price)    None
                 --------------------------------------------------------------

                 Maximum Deferred Sales Charge (Load)
                 (as a percentage of offering price)              None
                 --------------------------------------------------------------

                 Maximum Sales Charge (Load) Imposed on
                 Reinvested Dividends and other Distributions
                 (as a percentage of offering price)              None
                 --------------------------------------------------------------

                 Redemption Fee (as a percentage
                 of amount redeemed, if applicable)               None
                 --------------------------------------------------------------

                 Exchange Fee                                     None
                 --------------------------------------------------------------

                 Annual Portfolio Operating Expenses
                 (expenses deducted from Portfolio assets)

                 --------------------------------------------------------------
                              INSTITUTIONAL CLASS
                 --------------------------------------------------------------

                 Investment Advisory Fees                         0.80%
                 --------------------------------------------------------------

                 Distribution (12b-1) Fees                        None
                 --------------------------------------------------------------

                 Other Expenses                                   0.42%(1)
                 --------------------------------------------------------------

                 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES        1.22%(2)
                 --------------------------------------------------------------

                 (1) Other Expenses are based on estimates for the current
                     fiscal year.

                 (2) The Portfolio's total annual operating expenses would be less than the amount shown above because the Advisor will voluntarily reimburse expenses in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's total operating expenses would be as follows:

                           Social Issues Small-Cap Equity Portfolio --
                       Institutional Class 1.19%


For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                         1 YEAR -- $124     3 YEARS -- $387

PROSPECTUS / February 5, 2001

10 APPROACH TO SOCIAL ISSUES INVESTING

ARK Funds' Approach to Social Issues Investing

     Socially responsible investors factor social issues criteria into their investment decisions. Investors want the social issues criteria used to reflect their values. In addition, in the course of seeking growth in their investments, they look for opportunities to use their investments to improve the lives of others.

     Typically, socially responsible investors avoid companies that manufacture products, or employ practices, that they believe have harmful effects on society. This process of avoidance has also been referred to as "social screening."

     In selecting securities for the Portfolios, the Advisor uses social research from Kinder, Lydenberg, Domini & Co., Inc. ("KLD"). KLD determines the social criteria used in establishing the research. KLD provides social research on U.S. and foreign corporations to the investment community. KLD maintains a database of social research, covering approximately 1,700 publicly traded U.S. and foreign corporations. KLD does not provide investment advice. As a matter of practice, evaluation of a particular organization in the context of these criteria may involve subjective judgment by KLD. The Advisor may modify or remove any social criteria and may impose additional social criteria at any time without shareholder approval.

The social screens adopted by the Advisor will seek to exclude the following types of companies:

                 o TOBACCO AND ALCOHOL -- companies that manufacture tobacco products or alcoholic beverages;

                 o GAMBLING -- companies that receive identifiable revenues from gambling enterprises;

                 o NUCLEAR POWER -- companies that have an ownership share in, or operate, nuclear power plants;

                 o WEAPONS -- companies that receive more than 2% of their gross revenues from the sale of military weapons; and

                 o ABORTION AND CONTRACEPTIVES -- companies that receive
                   identifiable revenues from the development or manufacture of abortifacients and contraceptives.



February 5, 2001 / PROSPECTUS

                                           EACH PORTFOLIO'S OTHER INVESTMENTS 11

Each Portfolio's Other Investments

     This prospectus describes the Portfolios' primary strategies, and the Portfolios will normally invest at least 65% of their total assets in the types of securities described in this prospectus. However, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that any Portfolio will achieve its investment goal.

     The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash and short-term securities that may not ordinarily be consistent with a Portfolio's objectives. A Portfolio will do so only if the Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. The Portfolio may not be able to meet its investment goal when the Advisor is employing a temporary defensive strategy.

PROSPECTUS / February 5, 2001

12 ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK
Additional Information About Principal Risk

RISKS                                                                             PORTFOLIOS AFFECTED BY THE RISKS
------------------------------------------------------------------------------------------------------------------------------
EQUITY RISK -- Equity securities include publicly and privately issued equity     o Social Issues Blue Chip Equity Portfolio
      securities, common and preferred stocks, warrants, rights to subscribe to
      common stock and convertible securities, as well as instruments that        o Social Issues Capital Growth Portfolio
      attempt to track the price movement of equity indices. Investments in
      equity securities and equity derivatives in general are subject to market   o Social Issues Small-Cap Equity Portfolio
      risks that may cause their prices to fluctuate over time. Equity derivatives may be more volatile and increase portfolio risk. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause its portfolio's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME RISK -- The market values of fixed income investments change in      o Social Issues Intermediate Fixed
      response to interest rate changes and other factors. During periods of         Income Portfolio
      falling interest rates, the values of outstanding fixed income securities
      generally rise. Moreover, while securities with longer maturities tend to   o Social Issues Small-Cap Equity Portfolio
      produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

------------------------------------------------------------------------------------------------------------------------------
CALL RISK -- During periods of falling interest rates, certain debt               o Social Issues Intermediate Fixed
      obligations with high interest rates may be prepaid (or "called") by           Income Portfolio
      the issuer prior to maturity. This may cause a Portfolio's average weighted maturity to fluctuate, and may require a Portfolio to invest the resulting proceeds at lower interest rates.

------------------------------------------------------------------------------------------------------------------------------
CREDIT RISK -- The possibility that an issuer will be unable to make timely       o Social Issues Intermediate Fixed
      payments of either principal or interest.                                      Income Portfolio

------------------------------------------------------------------------------------------------------------------------------
EVENT RISK -- Securities may suffer declines in credit quality and market value   o Social Issues Intermediate Fixed
      due to issuer restructurings or other factors. This risk should be reduced     Income Portfolio
      because of a Portfolio's multiple holdings.

------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are fixed income    o Social Issues Intermediate Fixed
      securities representing an interest in a pool of underlying mortgage           Income Portfolio
      loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market.

February 5, 2001 / PROSPECTUS

                                  ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK 13

RISKS                                                                             PORTFOLIOS AFFECTED BY THE RISKS
------------------------------------------------------------------------------------------------------------------------------
      price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.
      Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that Portfolio.

------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITY RISKS -- Investments in securities of foreign companies or       o Social Issues Small-Cap Equity Portfolio
      governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies or governments.
      Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
      securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Portfolio.

      In addition to these risks, certain foreign securities may be subject to the following additional risks factors:

------------------------------------------------------------------------------------------------------------------------------
CURRENCY RISK -- Investments in foreign securities denominated in foreign         o Social Issues Small-Cap Equity Portfolio
    currencies involve additional risks, including:

    o The value of a Portfolio's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.
    o A Portfolio may incur substantial costs in connection with conversions between various currencies.
    o A Portfolio may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.
    o Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

------------------------------------------------------------------------------------------------------------------------------
SOCIAL INVESTMENT RISK -- The Portfolios' social screens could cause them to      o All Portfolios
      underperform similar funds that do not have social policies. Among the reasons for this is stocks that do not meet the social criteria could outperform those that do.

      In addition, Portfolio management may forego certain investments for social reasons when it would otherwise be advantageous to make the investment.

                                                   PROSPECTUS / February 5, 2001

14 INVESTMENT ADVISOR

Investment Advisor

     The Portfolios' Investment Advisor makes investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Board of Trustees of ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

     Allied Investment Advisors, Inc. (AIA), a wholly-owned subsidiary of Allfirst Bank (Allfirst), serves as the Advisor to the Portfolios. As of March 31, 2001, AIA had approximately $14 billion in assets under management. Under an investment advisory agreement with ARK Funds, AIA is entitled to receive advisory fees of:

         Social Issues Intermediate Fixed Income Portfolio       0.60%*
         -----------------------------------------------------------------

         Social Issues Blue Chip Equity Portfolio                0.70%*
         -----------------------------------------------------------------

         Social Issues Capital Growth Portfolio                  0.70%*
         -----------------------------------------------------------------

         Social Issues Small-Cap Equity Portfolio                0.80%
         -----------------------------------------------------------------

         * The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.87% for the Social Issues Intermediate Fixed Income Portfolio, 1.03% for the Social Issues Blue Chip Equity Portfolio, and 1.07% for the Social Issues Capital Growth Portfolio until August 31, 2001. With these fee waivers, the actual advisory fees received by AIA may be lower than those shown in the table above.

     AIA and Allfirst are indirect wholly-owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $75 billion at December 31, 2000.

PORTFOLIO MANAGERS

STEVEN M. GRADOW is co-manager, with Mr. Stith, of SOCIAL ISSUES INTERMEDIATE
     FIXED INCOME PORTFOLIO. He is a Managing Director of, and Director of Fixed Income Investments for, AIA and manager or co-manager of other ARK Funds Portfolios. Prior to joining Allfirst in January 1996, Mr. Gradow was responsible for the management of $15 billion of fixed income pension assets for Washington State Investment Board in Seattle for four years. Mr. Gradow's experience also includes five years of fixed income management for the Public Employees Retirement System of California (CALPERS).

WILMER C. STITH III is co-manager, with Mr. Gradow, of SOCIAL ISSUES
     INTERMEDIATE FIXED INCOME PORTFOLIO. He is a Vice President of AIA and co-manager of other ARK Funds Portfolios. He manages separate account money market accounts and is responsible for analyzing and trading various fixed income securities. Prior to joining AIA in 1996, he was an investment executive with the Treasury Banking Group of Allfirst. He has more than 9 years of investment management experience, and is a Chartered Financial Analyst.

CLYDE L. RANDALL II is co-manager, with Mr. Ashcroft, of the SOCIAL ISSUES BLUE
     CHIP EQUITY PORTFOLIO and is co-manager of other ARK Funds Portfolios. He has been a Principal of AIA and Portfolio Manager since September 1996 and a Vice President of Allfirst since March 1995. Prior to joining Allfirst, Mr. Randall was an equity analyst and portfolio manager for more than five years at Mercantile Safe Deposit and Trust Company, Baltimore, Maryland. He has more than 13 years of experience in investment research and equity analysis. Mr. Randall is a Chartered Financial Analyst.

ALLEN J. ASHCROFT, JR. is co-manager, with Mr. Randall, of the SOCIAL ISSUES
     BLUE CHIP EQUITY PORTFOLIO and is co-manager of other ARK Funds Portfolios. He has been a Principal of AIA and Portfolio Manager since September 1996 and a Vice President of Allfirst since April 1995. Prior to joining Allfirst, Mr. Ashcroft was an equity analyst and portfolio manager for McGlinn Capital Management, Wyomissing, Pennsylvania, for 12 years. Mr. Ashcroft has more than 19 years of experience in investment research and equity analysis.

The SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO is managed by a portfolio management team under the supervision of J. ERIC LEO. Through the team approach, the firm seeks consistent implementation of process and continuity in investment management staff for the Portfolio. Mr. Leo is the Chief Investment Officer of AIA and Managing Director of Equity Research. Prior to joining AIA in March 1997, he was Executive Vice President and Chief Investment Officer of Legg Mason Capital Management, Inc. in Baltimore, Maryland. Prior to joining Legg Mason in December 1991, he was a Managing Director of Equitable Capital Management in New York, New York. Mr. Leo is responsible for overseeing AIA's equity investment process. Mr. Leo has over 30 years of investment experience.

H. GILES KNIGHT is manager of the SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO and is manager of another ARK Funds Portfolio. He has been a Principal of AIA and Portfolio Manager since September 1996 and a Senior Vice President of Allfirst since January 1995. Prior to joining Allfirst, Mr. Knight was with ASB Capital Management, a subsidiary of Nations Bank, from 1990 to 1994. He was Director of Special Equity Investments, Capital Markets Division, where he was responsible for one mutual fund and six employee benefit and personal trust common stock funds. Mr. Knight has nearly 30 years of investment experience.


February 5, 2001 / PROSPECTUS

                          PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES 15

Purchasing, Selling and Exchanging Portfolio Shares

     This section tells you how to purchase, sell (sometimes called "redeem") or exchange Institutional Class Shares of the ARK Social Issues Portfolios. Depending on whether you are a client of Allfirst or Allied Irish America, there are different procedures for purchasing, selling, and exchanging shares. See the section below that is appropriate for you.

GENERAL INFORMATION

     You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day).

     A Portfolio or its distributor may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Portfolio or its shareholders.

     The price per share (the offering price) will be the net asset value per share (NAV) next determined after a Portfolio receives your purchase order. The Portfolios each calculate their NAV each Business Day at the close of the NYSE (normally, 4:00 p.m. Eastern time). So, for your order to be effective the day you submit your purchase order, generally the Portfolio must receive your order and Federal funds before 4:00 p.m. Eastern time.

     When the NYSE or the Federal Reserve close early, the Portfolios will advance the time on any such day by which purchase orders must be received.

HOW WE CALCULATE NAV

     NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.

     In calculating NAV, each Portfolio generally values its investment portfolio at its market price. If market prices are unavailable or the Portfolios think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

     Some Portfolios hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the market value of these Portfolios' investments may change on days when you cannot purchase or sell Portfolio shares.

MINIMUM PURCHASES

     To purchase shares for the first time, you must invest in any Portfolio at least $50,000. Your subsequent investments in any Portfolio may be made in amounts of $5,000 or more. Related accounts or other master accounts may be aggregated for this purpose. There may be other minimums or restrictions established by Allfirst, Allied Irish America, or a correspondent bank when you open your account.

Clients of Allfirst

HOW TO PURCHASE PORTFOLIO SHARES

     Institutional Class Shares of the ARK Social Issues Portfolios are for individuals, financial institutions, corporations and other entities that have established trust, custodial, sweep or money management relationships with Allfirst or its affiliates or correspondent banks. Before you can buy Institutional Class Shares, you must establish a qualified account. For information on fee schedules and agreements for opening qualified accounts, call 1-800-624-4116 to speak with an investor representative.

     Generally, you must make payment to Allfirst or a correspondent bank, which will forward your purchase orders. You will have to follow the procedures applicable to qualified accounts. Your qualified account agreement may require you to pay a fee that is in addition to the fees charged by the Portfolios.

     It is expected that Allfirst or a correspondent bank will be the record owner of Institutional Class Shares held through qualified accounts. Allfirst or a correspondent bank will supply clients with quarterly statements showing all account activity.


                                                   PROSPECTUS / February 5, 2001

16 PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

     Shareholders may instruct Allfirst to purchase Institutional Class Shares automatically at preset intervals. Allfirst or a correspondent bank may charge additional fees for this and other services, including cash sweeps. For more information, please call 1-800-624-4116 to speak with an investor representative.

HOW TO SELL YOUR PORTFOLIO SHARES

     Generally, you must request a redemption through Allfirst or a correspondent bank, which will forward your redemption request to ARK Funds. If you have questions, call 1-800-624-4116 or your investor representative at Allfirst or your correspondent bank. The redemption price is based on the next calculation of NAV after your request is received.

     BY MAIL. To redeem by mail, send a written request to ARK Funds, Mailcode #101-624, P. O. Box 1596, Baltimore, Maryland 21201, or to your correspondent bank.

     BY TELEPHONE. To redeem by telephone, call 1-800-624-4116 or your investor representative at Allfirst or your correspondent bank.

RECEIVING YOUR MONEY

     Normally, if we receive your redemption request before 4:00 p.m. Eastern time, we will wire your redemption proceeds via Federal funds wire on the next Business Day. Currently, Allfirst pays the costs of these wires. Allfirst or a correspondent bank reserves the right to charge wire fees to investors.

HOW TO EXCHANGE YOUR SHARES

     You may exchange your Institutional Class Shares on any Business Day by calling Allfirst at 1-800-624-4116 or your investment representative at Allfirst or a correspondent bank.

     When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request. The Portfolios reserve the right to modify or suspend this exchange privilege.

Other Clients

HOW TO PURCHASE PORTFOLIO SHARES

     Institutional Class Shares of the Portfolios are for institutions, including religious organizations encompassing schools, health care systems, and foundations and endowments, as well as financial institutions, corporations and other entities, including, but not limited to, 501(c) organizations and 401(k) plan administrators. Before you can buy Institutional Class Shares, you must establish an account. To do so, call 1-800-242-9880 to speak with an investor representative.

     You can buy shares by sending a completed Account Application along with your check in U.S. dollars made payable to "ARK Funds" to the address below. Include the name of the appropriate Portfolio(s) on your check. A Portfolio cannot accept third-party checks, credit cards, credit card checks, or cash. Redemptions of shares purchased by check will be delayed until the investment has been in the account for 15 calendar days.

     ARK Funds
     P.O. Box 8525
     Boston, MA 02266-8525


PURCHASES BY WIRE

     You can also buy shares by wiring money to:

     State Street Bank and Trust Company
     Boston, MA
     ABA 011000028
     Account Number:       99051609
     Attention:            [ARK Portfolio Name]
     Further Credit to:    [Account Name and Number*]


February 5, 2001 / PROSPECTUS

                          PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES 17

     *Prior to wiring money for your first purchase, you must establish an account. To open a new account, call 1-800-242-9880 to speak with an investment representative.

     To insure proper crediting of your investment, you should notify ARK Funds' transfer agent at 1-800-242-9880 by 12:00 noon Eastern time if you plan to wire money.

     You may purchase shares by Automated Clearing House (ACH) funds transfer. To do so, complete the bank information section on the Account Application. Attach a voided check or deposit slip to the Account Application. Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, ARK Funds do not charge a fee for ACH transfers. You may purchase shares through ACH by calling 1-800-242-9880 to effect the transfer.

HOW TO SELL YOUR PORTFOLIO SHARES

     You may sell your shares on any Business Day by contacting ARK Funds directly by mail at ARK Funds, P.O. Box 8525, Boston, MA 02266-8525, or by telephone at 1-800-242-9880. There is no minimum amount for telephone redemptions. The redemption price is based on the next calculation of NAV after your request is received.

     You may not close your account by telephone.

REDEMPTION BY MAIL

     Along with your written request, the transfer agent will require a signature guarantee if: (a) the redemption request is for $25,000 or more;
     (b) you ask us to send redemption proceeds to a name and/or address that differs from the name or address of record; or (c) you request a transfer of registration.

RECEIVING YOUR MONEY

     Normally, we send your sale proceeds within three Business Days after we receive your request. Your proceeds can be wired to your bank account or sent to you by check. We reserve the right to charge a $10 wire fee. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from the date of your purchase).

     If you established ACH instructions on your account, you can receive your redemption proceeds by ACH wire. Sale proceeds sent via ACH will not be posted to your bank account until the second Business Day following the transaction.

HOW TO EXCHANGE YOUR PORTFOLIO SHARES

     To exchange your Portfolio shares, contact ARK Funds directly at 1-800-242-9880. You may exchange your shares on any Business Day.


     When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

     Before making an exchange, shareholders should consider the investment objective, policies and restrictions of the Portfolio into which they are exchanging, as set forth in the prospectus. Any telephone exchange must satisfy the requirements relating to the minimum initial investment amounts of the Portfolio involved. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). ARK Funds reserves the right to reject any telephone exchange request and to modify or terminate the telephone exchange privilege at any time, upon 60 days' written notice.

TELEPHONE TRANSACTIONS

     Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although ARK Funds has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, ARK Funds is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with ARK Funds over the telephone, you will generally bear the risk of any loss.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

     A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

                                                  PROSPECTUS / February 5, 2001.

18 DISTRIBUTIONS AND DIVIDENDS

Distribution of Portfolio Shares

     The Distributor receives no compensation for its distribution of Institutional Class Shares. For Institutional Class Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.15%.

REDEMPTION IN KIND

     The Portfolios reserve the right to make redemptions "IN KIND" -- payment of redemption proceeds in portfolio securities rather than cash - if the portfolios deem that it is in the Portfolio's best interest to do so.

Dividends and Distributions

DIVIDENDS ARE DECLARED AND PAID ACCORDING TO THE FOLLOWING TABLE:

                 ------------------------------------------------------------------------------------
                                                  FREQUENCY OF              FREQUENCY OF PAYMENT
                  PORTFOLIO                  DECLARATION OF DIVIDENDS           OF  DIVIDENDS
                 ------------------------------------------------------------------------------------
                 Social Issues Intermediate
                 Fixed Income Portfolio              Daily                     Monthly
                 ------------------------------------------------------------------------------------
                 Social Issues
                 Blue Chip Equity Portfolio        Quarterly                   Quarterly
                 ------------------------------------------------------------------------------------
                 Social Issues
                 Capital Growth Portfolio           Annually                   Annually
                 ------------------------------------------------------------------------------------
                 Social Issues
                 Small-Cap Equity Portfolio         Annually                   Annually
                 ------------------------------------------------------------------------------------

     Each Portfolio makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

     You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify Allfirst or your correspondent bank in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send Allfirst or your correspondent bank written notice.


February 5, 2001 / PROSPECTUS

                                                                        TAXES 19
Taxes

     PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

     Each Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Portfolio may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, but vary depending on how long the Portfolio has held its assets. A SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

     MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                                   PROSPECTUS / February 5, 2001

20 NOTES

February 5, 2001 / PROSPECTUS

                                                  [Graphic Omitted] ARK FUNDS(R)

More Information About ARK Funds

More information about the
Portfolios is available without
charge through the following:


STATEMENT OF ADDITIONAL
INFORMATION (SAI)

     The SAI dated February 5, 2001 includes detailed information about the Portfolios. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

     These reports list the holdings of the ARK Funds Portfolios and contain information from the Portfolios' managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:

PHONE: CLIENTS OF ALLFIRST: 1-800-624-4116
       OTHER CLIENTS: 1-800-242-9880

MAIL:  CLIENTS OF ALLFIRST:
       ARK Funds
       Mailcode #101-624
       P.O. Box 1596
       Baltimore, MD 21201

       OTHER CLIENTS:
       ARK Funds
       P.O. Box 8525
       Boston, MA 02266-8525

FROM OUR WEBSITE: www.arkfunds.com

INVESTMENT ADVISOR
   ALLIED INVESTMENT ADVISORS, INC.
   100 E. Pratt Street
   Baltimore, MD 21202

DISTRIBUTOR
   SEI INVESTMENTS DISTRIBUTION CO.
   One Freedom Valley Drive
   Oaks, PA 19456

LEGAL COUNSEL
   KIRKPATRICK & LOCKHART LLP
   1800 Massachusetts Avenue, N.W.
   Washington, D.C. 20036

INDEPENDENT AUDITORS
   KPMG LLP
   99 High Street
   Boston, MA 02110

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

[Logo Graphic Omitted] ARK FUNDS (R)

ARK-PS-001-0100

                             [Leaf Graphic Omitted]

                                                               [Graphic Omitted]
                                                                        RECYCLED
                                                                         CONTENT

                                   ARK FUNDS

               SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO
                    SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO
                     SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO
                    SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO

                      STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 5, 2001

           This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus dated February 5, 2001, for the Institutional Class Shares of Social Issues Intermediate Fixed Income Portfolio, Social Issues Blue Chip Equity Portfolio, Social Issues Capital Growth Portfolio and Social Issues Small-Cap Equity Portfolio of ARK Funds (the "Fund"). Please retain this document for future reference. Capitalized terms used but not defined herein have the meanings given them in the prospectus. To obtain additional copies of the prospectus or this Statement of Additional Information, please call 1-800-624-4116 (clients of Allfirst) or 1-800-242-9880 (other clients).

TABLE OF CONTENTS                                                           PAGE
-----------------                                                           ----

INVESTMENT GOALS AND STRATEGIES                                                2
INVESTMENT POLICIES AND LIMITATIONS                                            4
INVESTMENT PRACTICES                                                           7
PORTFOLIO TRANSACTIONS                                                        23
VALUATION OF PORTFOLIO SECURITIES                                             24
PORTFOLIO PERFORMANCE                                                         25
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                27
TAXES                                                                         28
TRUSTEES AND OFFICERS                                                         30
INVESTMENT ADVISOR                                                            33
ADMINISTRATOR AND DISTRIBUTOR                                                 34
TRANSFER AGENT                                                                35
CUSTODIAN                                                                     36
CODE OF ETHICS                                                                36
DESCRIPTION OF THE FUND                                                       37
INDEPENDENT AUDITORS                                                          38
Appendix A - Description of Indices and Ratings                              A-1

                        INVESTMENT GOALS AND STRATEGIES

         The Fund consists of separate investment portfolios with a variety of investment goals and strategies. A Portfolio's investment advisor is responsible for providing a continuous investment program in accordance with its investment goal and strategies. Except for its investment goal and those strategies identified as fundamental, the investment policies of the Portfolios are not fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval. The investment policies of the Social Issues Intermediate Fixed Income Portfolio, Social Issues Blue Chip Portfolio, Social Issues Capital Growth Portfolio and Social Issues Small-Cap Equity Portfolio (Portfolios) are set forth below. Additional information regarding the types of securities in which the Portfolios may invest and certain investment transactions is provided in the Portfolios' prospectus and elsewhere in this Statement of Additional Information. See "Investment Policies and Limitations."

SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO

         The investment goal of the SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO is to provide current income.

         The Portfolio may invest in income-producing securities of all types, including bonds, notes, mortgage securities, government and government agency obligations, zero coupon securities, convertible securities, foreign securities, indexed securities and asset-backed securities. The Portfolio normally will invest in investment-grade debt securities (including convertible securities) and unrated securities determined by the Advisor to be of comparable quality. The Portfolio may also invest up to 5% of its total assets in securities rated below investment grade ("junk bonds"). Common stocks acquired through the exercise of conversion rights or warrants, or the acceptance of exchange or similar offers, ordinarily will not be retained by the Portfolio. An orderly disposition of these stocks will be effected consistent with the judgment of the Advisor as to the best price available. Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in fixed-income securities.

SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO

         The investment goal of the SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO is capital appreciation.

         The Portfolio seeks capital appreciation from a broadly diversified portfolio of common stocks of established, large capitalization companies. The Portfolio may also seek capital by investing up to 35% of its total assets in other types of securities, including preferred stock and debt securities, securities convertible into common stock and asset-backed securities. The Portfolio normally invests in investment-grade debt securities (including convertible securities) and unrated securities determined by the Advisor to be of comparable quality, but may also invest up to 5% of its total assets in securities rated below investment grade ("junk bonds").

         Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in equity securities of companies with operating histories of ten years or more and market capitalizations in excess of $5 billion. It is expected that the companies in which the Portfolio invests will be based primarily in the United States and will be recognized market leaders with strong financial positions.

SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO

         The investment goal of SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO is long-term capital appreciation. The Portfolio is expected to produce modest dividend or interest income. This income will be incidental to the Portfolio's primary goal.

         The Portfolio seeks capital appreciation from a broadly diversified portfolio of primarily common stocks and securities convertible into common stock. The Portfolio may also seek capital appreciation by investing up to 35% of its total assets in other types of securities, including preferred stock, debt securities, asset-backed securities and indexed securities. Debt securities (including convertible securities) in which the Portfolio invests will normally be investment grade or unrated securities determined by the Advisor to be of comparable quality. The Portfolio may, however, invest up to 5% of its total assets in securities rated below investment grade ("junk bonds").

SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO

         The investment goal of the SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO is long-term capital appreciation.

         Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in equity securities of companies with a market capitalization of $2 billion or less at the time of investment. The Advisor will seek to identify companies with above-average growth potential or companies experiencing an unusual or possibly non-repetitive development taking place in the company, I.E., a "special situation".

         The SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO may invest in companies experiencing an unusual or possibly non-repetitive development or "special situation." An unusual or possibly non-repetitive development or special situation may involve one or more of the following characteristics:

         o a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts

         o changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry

         o new or changed management, or material changes in management policies or corporate structure

         o significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations or other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns

         The Advisor intends to invest primarily in common stocks and securities that are convertible into common stocks; however, the Portfolio may also invest up to 35% of its total assets in debt securities of all types and quality if the Advisor believes that investing in these securities will result in capital appreciation. The Portfolio may invest up to 35% of its total assets in securities rated below investment grade ("junk bonds"). The Portfolio may also invest up to 35% of its total assets in foreign securities of all types and may enter into forward currency contracts for the purpose of managing exchange rate risks and to facilitate transactions in foreign securities. The Portfolio may purchase or engage in indexed securities, illiquid instruments, loans and other direct debt instruments, options and futures contracts, repurchase agreements, securities loans, restricted securities, swap agreements, warrants, real estate-related instruments and zero coupon bonds.

         The Portfolio spreads investment risk by limiting its holdings in any one company or industry. The Advisor may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended.

SOCIAL ISSUES INVESTING

         The Advisor will apply social screens licensed from Kinder, Lydenberg, Domini & Co., Inc. ("KLD"), an investment management consultant with expertise in social investing, in selecting the securities for the Portfolios in addition to utilizing the investment criteria set forth above.

                      INVESTMENT POLICIES AND LIMITATIONS

         The following policies and limitations supplement those set forth in the prospectuses. Unless otherwise expressly noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage or standard will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

         The Portfolios' investment limitations are listed in the following tables. Fundamental investment policies cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the 1940 Act) of a Portfolio.


                                                                                     PORTFOLIOS TO WHICH THE POLICY
FUNDAMENTAL POLICIES:                                                                APPLIES:

The Portfolio may not issue senior securities, except as permitted under the         All Portfolios
1940 Act.

The Portfolio may not borrow money, except that the Portfolio may (i) borrow         All Portfolios
money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose;
provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities
(other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33
1/3% limitation.

The Portfolio may not with respect to 75% of its total assets, purchase the          All Portfolios
securities of any issuer (other than securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities) if, as a result, (a)
more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

The Portfolio may not underwrite securities issued by others, except to the          All Portfolios
extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

The Portfolios may not purchase the securities of any issuer (other than             All Portfolios
securities issued or guaranteed by the U.S. government or

                                       5

any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

The Portfolios may not purchase or sell real estate unless acquired as a result      All Portfolios
of ownership of securities or other instruments (but this shall not prevent the
Portfolios from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

The Portfolios may not purchase or sell commodities unless acquired as a result      All Portfolios
of ownership of securities or other instruments (but this shall not prevent the
Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates).

The Portfolio may not lend any security or make any other loan if, as a result,      All Portfolios
more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL POLICIES AND MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL:

NON-FUNDAMENTAL POLICIES:                                                            PORTFOLIOS TO WHICH THE POLICY
                                                                                     APPLIES:

The Portfolio does not currently intend to sell securities short, unless it owns     All Portfolios
or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

The Portfolio, in order to meet Federal tax requirements for qualification as a      All Portfolios
"regulated investment company," limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to

                                       6

"Government securities" as defined for Federal tax purposes.

The Portfolio will not purchase any security while borrowings (including reverse     All Portfolios
repurchase agreements) representing more than 5% of its total assets are outstanding.

The Portfolio does not currently intend to purchase securities on margin, except     All Portfolios
that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

The Portfolio does not currently intend to purchase securities of other              All Portfolios
investment companies, except to the extent permitted by the 1940 Act.

The Portfolio does not currently intend to purchase any security if, as a            All Portfolios
result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

                              INVESTMENT PRACTICES

         The Portfolios may engage in the following investment practices consistent with their investment policies and limitations. Please refer to the current prospectuses and the section "Investment Policies and Limitations" contained in this Statement of Additional Information for a further description of each Portfolio's investment policies and limitations.

DEPOSITARY RECEIPTS

         American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in the United States and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

DELAYED DELIVERY TRANSACTIONS

         Buying securities on a delayed-delivery or when-issued basis and selling securities on a delayed-delivery basis involve a commitment by the Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Portfolio may receive fees for entering into delayed-delivery transactions.

         When purchasing securities on a delayed-delivery or when-issued basis, the Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when delayed-delivery or when-issued purchases are outstanding, such purchases may result in a form of leverage. When delayed-delivery or when-issued purchases are outstanding, the Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

         The  Portfolio  may   renegotiate   delayed-delivery   or   when-issued
transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

EUROPEAN MONETARY UNION AND THE EURO

         On January 1, 1999, the European Monetary Union ("EMU") introduced a new single currency, the Euro, which replaces the national currencies of the participating member nations. Until 2002, the national currencies will continue to exist, but exchange rates will be pegged to the Euro. In addition, the 11 participating countries will share a single official interest rate and will adhere to agreed upon guidelines on government borrowing. Although budgetary decisions remain in the hands of each participating country, the European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro group.

FOREIGN INVESTMENTS

         Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Portfolios' Advisor will be able to anticipate these potential events or counter their effects.

         The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

         The Portfolios may invest in foreign securities that impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

ILLIQUID INVESTMENTS

         Illiquid investments cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Portfolios' Advisor determines the liquidity of the Portfolios' investments and, through reports from the Advisor, the Board monitors investment in illiquid instruments. In determining the liquidity of the Portfolios' investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment), and (6) general credit quality. Investments currently considered by the Portfolios to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities and government stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, over-the-counter options and swap agreements. Although restricted securities and municipal lease obligations are sometimes considered illiquid, the Portfolios' Advisor may determine certain restricted securities and municipal lease obligations to be liquid. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, as a result of a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

         Restricted securities are securities that generally can only be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

INDEXED SECURITIES

         The Portfolios may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         Direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Portfolio's policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also will involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender. Direct debt instruments also may involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Portfolio's Advisor will conduct research and analysis in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

         A loan is often administered by a bank or other financial institution which acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against the borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

         The Portfolios limit the amount of total assets that they will invest in any one issuer or in issuers within the same industry (see fundamental limitations for the Portfolios). For purposes of these limitations, the Portfolio generally will treat the borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

LOWER-RATED DEBT SECURITIES

         Lower-rated debt securities (I.E., securities rated Ba1 or lower by Moody's or BB+ or lower by S&P, or having comparable ratings by other NRSROs) may have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

         While the market for lower-rated, high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992.

         The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing these debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value, and of the Portfolio to dispose of, lower-rated debt securities.

         Since the risk of default is higher for lower-rated debt securities, the research and credit analysis of the Portfolio's Advisor are an especially important part of managing the Portfolio's investment in securities of this type. In considering investments in such securities for the Portfolio, its Advisor will attempt to identify those issuers whose financial condition are adequate to meet future obligations, have improved, or are expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

         The Portfolio may choose, at its own expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.

MUNICIPAL LEASE OBLIGATIONS

         Municipal leases and participation interests therein, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment, and other capital assets. Generally, the Portfolios will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the Portfolio a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

         Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation" clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance obligations.

         In determining the liquidity of a municipal lease obligation, the Portfolio's Advisor will differentiate between direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond, a tax-exempt asset-backed security, or any other investment structure using a municipal lease-purchase agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.

MARKET DISRUPTION RISK

         The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.

         Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Portfolio.

PORTFOLIOS' RIGHTS AS SHAREHOLDERS

         The Portfolios do not intend to direct or administer the day-to-day operations of any company whose shares they hold. A Portfolio, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the board of directors or trustees, and the shareholders of a company when its Advisor determines that such matters could have a significant effect on the value of the Portfolio's investment in the company. The activities that a Portfolio may engage in, either individually or in conjunction with other shareholders, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or trustees, or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a Portfolio could be involved in lawsuits related to such activities. The Portfolios' Advisor will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Portfolio and the risk of actual liability if the Portfolio is involved in litigation. There is no guarantee, however, that litigation against a Portfolio will not be undertaken or liabilities incurred.

REAL-ESTATE-RELATED INSTRUMENTS

         Real-estate-related instruments include real estate investment trusts (REITs), commercial and residential mortgage-backed securities and real estate financings. Real-estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real assets, overbuilding and the management and creditworthiness of the issuer. Real-estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

REFUNDING CONTRACTS

         Refunding obligations require the issuer to sell and the Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or years in the future. The Portfolio generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15% to 20% of the purchase price). The Portfolio may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, the Portfolio will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.

REPURCHASE AGREEMENTS

         In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell it to the seller at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked to market daily) of the underlying security. The risk associated with repurchase agreements is that a Portfolio may be unable to sell the collateral at its full value in the event of the seller's default. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio in connection with bankruptcy proceedings), it is each Portfolio's current policy to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by its Advisor.

REVERSE REPURCHASE AGREEMENTS

         In a reverse repurchase agreement, the Portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by its Advisor. These transactions may increase fluctuations in the market value of the Portfolio's assets and may be viewed as a form of leverage.

SECURITIES LENDING

         The Board of Trustees has authorized securities lending for the Social Issues Intermediate Fixed Income Portfolio. This Portfolio may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and found satisfactory by the Portfolio's Advisor.

         It is the current view of the SEC that the Portfolio may engage in loan transactions only under the following conditions: (1) the Portfolio must receive 100% collateral in the form of cash or cash equivalents (E.G., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Portfolio must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Portfolio is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (I.E., capital appreciation or depreciation).

SOVEREIGN DEBT OBLIGATIONS

         Sovereign debt instruments are securities issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require negotiations or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

         SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market as SPDRs are listed on the American Stock Exchange. The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P 500, (b) a cash payment equal to a pro rata portion of the dividends accrued to the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P 500 and the net asset value of a Portfolio Deposit.

         SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of a traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described below under "Hedging Strategies" relating to options, involved in the writing of options on securities.

SWAP AGREEMENTS

         Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Portfolio is not limited to any particular form of swap agreement if its Advisor determines it is consistent with the Portfolio's investment objective and policies.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility a Portfolio's investments and its share price and yield.

         The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The Portfolios expect to be able to reduce their exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

         The Portfolio will maintain appropriate liquid assets in segregated custodial accounts to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.

WARRANTS

         Warrants are securities that give a Portfolio the right to purchase equity securities from an issuer at a specific price (the "strike price") for a limited period of time. The strike price of a warrant is typically much lower than the current market price of the underlying securities, yet a warrant is subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

         Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

HEDGING STRATEGIES

         FUTURES TRANSACTIONS

         A Portfolio may use futures contracts and options on such contracts for bona fide hedging purposes within the meaning of regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). A Portfolio may also establish positions for other purposes provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Portfolio after taking into account unrealized profits and unrealized losses on any such instruments.

         FUTURES CONTRACTS

         When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Portfolio enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the S&P
500. A futures contract can be held until its delivery date, or can be closed out prior to its delivery date if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         FUTURES MARGIN PAYMENTS

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

         PURCHASING PUT AND CALL OPTIONS RELATING TO SECURITIES OR FUTURES CONTRACTS

         By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed price (strike price). In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if the price of the underlying security falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put-buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call-buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the price of the underlying instrument does not rise sufficiently to offset the cost of the option.

         WRITING PUT AND CALL OPTIONS

         When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Portfolio will be required to make margin payments to a FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         If the price of the underlying instrument rises, a put-writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put-writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing a call option is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call-writer mitigates the effects of a price decline. At the same time, because a call-writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call-writer gives up some ability to participate in security price increases.

         COMBINED POSITIONS

         A Portfolio may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES

         Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics than those of the securities in which it typically invests - for example, by hedging intermediate-term securities with a futures contract on an index of long-term bond prices, or by hedging stock holdings with a futures contract on a broad-based stock index such as the S&P 500 - which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the price of the underlying security the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in the trading of options, futures and securities, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or may result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS

         There is no assurance that a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively-low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if the price of an option or futures contract moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

         OTC OPTIONS

         Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option. While this type of arrangement allows a Portfolio greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges upon which they are traded.

         OPTIONS AND FUTURES CONTRACTS RELATING TO FOREIGN CURRENCIES

         Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put option obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures contracts are similar to options and futures contracts relating to securities or securities indices, as discussed above. A Portfolio may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Portfolio's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match exactly the amount of currency options and futures held by the Portfolio to the value of its investments over time.

         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

         The Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option position is outstanding, unless they are replaced with other appropriate liquid assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         SHORT SALES

         A Portfolio may enter into short sales with respect to securities it owns, or with respect to stocks underlying its convertible bond holdings (short sales "against the box"). For example, if the Portfolio's Advisor anticipates a decline in the price of the stock underlying a convertible security it holds, the Portfolio may sell the stock short. If the stock price substantially declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.

         When a Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

                             PORTFOLIO TRANSACTIONS

         The Portfolios' Advisor seeks the most favorable price and execution with respect to portfolio transactions. In seeking the most favorable price and execution, the Advisor, having in mind a Portfolio's best interest, considers all factors it deems relevant, including, by way of illustration: price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction, taking into account market process and trends; the reputation, experience and financial stability of the broker-dealer involved; and the quality of service rendered by the broker-dealer in other transactions.

         Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary by the price and the size of the transaction along with the quality of service. Transactions in foreign securities often involve the payment of fixed brokerage commissions, that are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the OTC markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         For each Portfolio, the Advisor places all orders for the purchase and sale of Portfolio securities and buys and sells securities for the Portfolio through a number of brokers and dealers.

         It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, a Portfolio's Advisor may receive research, statistical, and quotation services from broker-dealers with which it places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios. The fee paid by a Portfolio to the Advisor is not reduced because the Advisor and its affiliates receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor may cause a Portfolio to pay a broker-dealer that provides brokerage and research services to the Advisor a commission in excess of the commission charged by another broker-dealer for effecting a particular transaction. To cause a Portfolio to pay higher commissions, the Advisor must determine in good faith that such commissions are reasonable in relation to the value of the brokerage or research service provided by such executing broker-dealers viewed in terms of a particular transaction or the Advisor's overall responsibilities to the Portfolio or its other clients. In reaching this determination, the Advisor will not attempt to place a specific dollar value on the brokerage or research services provided or to determine what portion of the compensation should be related to those services.

         Certain investments may be appropriate for a Portfolio and for other clients advised by the Advisor. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but fewer than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of the Advisor on the same day. In each of these situations, the transactions will be allocated among the clients in a manner considered by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients in the interest of achieving the most favorable execution for the Portfolio.

         VALUATION OF PORTFOLIO SECURITIES

         Valuations of portfolio securities furnished by the pricing service utilized by the Fund are based upon a computerized matrix system and/or appraisals by the pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and Portfolio's respective pricing agent under general supervision of the Board of Trustees.

         Securities owned by the Portfolios are valued by various methods depending on the market or exchange on which they trade. Securities traded on a national securities exchange are valued at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded in the over-the-counter market are valued at the last sale price, or if no sale has occurred, at the closing bid price. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined under procedures established by the Board of Trustees.

         Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. Government Securities, Money Market Instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by a Portfolio are determined as of such time for the purpose of computing a Portfolio's NAV. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. The pricing agent gathers all exchange rates daily at 2:00 p.m., Eastern Time, and using the last quoted price of the security in the local currency, translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to affect materially the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued pursuant to the procedures established by the Board of Trustees.

                             PORTFOLIO PERFORMANCE

YIELD CALCULATIONS

         For shares of the Portfolios, yields used in advertising are computed by dividing the interest income for a given 30-day or one-month period, net of the Portfolio's expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the Portfolio's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of the yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

         Income calculated for the purposes of determining yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Portfolio's yield may not equal its distribution rate, the income paid to your account, or income reported in the Portfolio's financial statements.



TOTAL RETURN

          Under the rules of the SEC, the Portfolios' total return must be calculated according to the following formula:

          P(1 + T) n = ERV
             Where:               P  =  a hypothetical initial payment of $1,000
                                  T  =  average annual total return
                                  n  =  number of years (1, 5 or 10)
                                ERV  =  ending    redeemable    value    of    a
                                        hypothetical $1,000 payment made at the beginning of the designated period (or fractional portion thereof)


          Under the above formula, the time periods used will be based on rolling calendar quarters, updated to the last day of the most recent quarter and will cover one-, five-, and ten-year periods or a shorter period dating from the commencement of operations of a Portfolio. In calculating the ending redeemable value for shares of the Portfolios, all dividends and distributions by the Portfolios are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. "T" in the formula above is calculated by finding the average annual compounded rate of return over the period that would equate an assumed initial payment of $1,000 to the ending redeemable value. Any recurring account charges that might be imposed by the Portfolios in the future would be included.

          The Portfolios may also from time to time publish total return figures that are not calculated according to the formula set forth above to compare more accurately the Portfolios' performance with other measures of investment return. For example, in comparing the Portfolios' total return with data published by Lipper Analytical Services, Inc., the Portfolios' calculate their aggregate and average annual total returns for the specified periods of time by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

CALCULATION OF NAV

         Each Portfolio is open for business and its NAV is calculated each day that the Federal Reserve Bank of New York ("FRB") and the New York Stock Exchange ("NYSE") are open for trading (a "Business Day").

         The calculation of the NAV, dividends and distributions of a Portfolio's Institutional Class shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Portfolio's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees,
(ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (iv) fees to independent trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) distribution and/or other fees, (ii) transfer and shareholder servicing agent fees and expenses, (iii) registration fees, and (iv) shareholder meeting expenses to the extent that such expenses pertain to a specific class rather than to a Portfolio as a whole.

         The following holiday closings have been scheduled for 2001 and the Fund expects the schedule to be the same in the future: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The NYSE or FRB may also close on other days. When the NYSE or the FRB is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to merit such action, each Portfolio will determine its NAV at the close of business, the time of which will coincide with the closing of the NYSE. To the extent that securities held by a Portfolio are traded in other markets on days the NYSE or FRB is closed (when investors do not have access to the Portfolio to purchase or redeem shares), the Portfolio's NAV may be significantly affected.

REDEMPTION IN KIND

         Under normal circumstances, the Portfolio will redeem shares in cash as described in the prospectus. However, if the Board of Trustees determines that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution in kind of portfolio securities in lieu of cash, in conformity with applicable rules of the SEC, the Portfolio will make such distributions in kind. If shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Calculation of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio during any 90-day period for any one shareholder.

                                      TAXES

         The following is only a summary of certain additional Federal income tax considerations generally affecting the Portfolios and their shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the Federal, state or local tax treatment of the Portfolios or their shareholders, and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning.

         The following discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

         Each Portfolio calculates dividend and capital gain distributions separately, and is treated as a separate entity in all respects for tax purposes.

TAXATION OF THE PORTFOLIOS

         Each Portfolio intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. In order to qualify as a RIC for any taxable year, a Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies and other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). In addition, at the close of each quarter of the Portfolio's taxable year, (1) at least 50% of the value of its assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of any one such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of any one such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), or in two or more issuers that the Portfolio controls and that are engaged in the same or similar trades or businesses or related trades or businesses (the "Asset Diversification Test"). Generally, a Portfolio will not lose its status as a RIC if it fails to meet the Asset Diversification Test solely as a result of a fluctuation in value of Portfolio assets not attributable to a purchase.

         Under Subchapter M of the Code, a Portfolio is not subject to Federal income tax on the portion of its taxable net investment income and net capital gains that it distributes to shareholders, provided generally that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital loss) for the year and at least 90% of the excess of its tax-exempt interest income over related expenses (the "Distribution Requirement") and complies with the other requirements of the Code described above. The Distribution Requirement for any year may be waived if a RIC establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

         If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions generally will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. However, in the case of corporate shareholders, such distributions generally will be eligible for the 70% dividends received deduction for "qualifying dividends."

         The Code imposes a nondeductible 4% excise tax on RICs that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gains net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC will include in the amount distributed any amount taxed to the RIC as investment company taxable income or capital gains for any taxable year ending in such calendar year. Each Portfolio intends to make sufficient distributions of its ordinary income and capital gains net income prior to the end of each calendar year to avoid liability for excise tax. However, a Portfolio may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability.

TAXATION OF SHAREHOLDERS

         Distributions from each Portfolio's taxable net investment income and short-term capital gain are taxed as dividends. Distributions that are (i) designated by a Portfolio as capital gains dividends and (ii) made out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of a Portfolio will be taxed to shareholders as net capital gain, regardless of the length of time a shareholder has held shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. Net capital gain of a noncorporate taxpayer is generally taxed at a rate of 20%. Distributions that are not net capital gain dividends or exempt-interest dividends will generally be taxed at a maximum marginal rate of 39.6% in the case of non-corporate taxpayers. Corporate taxpayers are currently taxed at the same maximum marginal rates on both ordinary income and capital gains. A portion of the dividends may qualify for the dividends received deduction for corporations to the extent derived from dividend income received by the Portfolio.

The Portfolios' distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November or December and payable to shareholders of record in such month, if paid in January of the following year, will be taxed as though paid on December 31. The Portfolios will send non-corporate shareholders a tax statement by January 31 showing the tax status of the distributions received in the prior year. It is suggested that shareholders keep all statements received to assist in personal record keeping.

         Shareholders may realize a capital gain or loss when they redeem (sell) or exchange shares of the Portfolios. For most types of accounts, the Portfolios will report the proceeds of a shareholder's redemptions to the shareholder and the IRS annually. However, because the tax treatment also depends on the purchase price and the shareholder's personal tax position, shareholders should keep their regular account statements for use in determining their tax. If a shareholder receives a long-term capital gain distribution on shares of the Portfolios, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Portfolios are taxable to shareholders as dividends, not as capital gains.

         Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. Any resultant net capital gain will be subject to the 20% rate.

         On the record date for a distribution or dividend, the applicable Portfolio's share value is reduced by the amount of the distribution. If a shareholder were to buy shares just before the record date ("buying a dividend"), he would pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

OTHER TAX INFORMATION

         In addition to Federal taxes, shareholders may be subject to state or local taxes on their investment, depending on state law.

         The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.

                             TRUSTEES AND OFFICERS

         The trustees and officers of the Fund and their principal occupations during the past five years are set forth below. Each trustee who is an "interested person" of the Fund (as defined in the 1940 Act) is indicated by an asterisk (*). Unless otherwise indicated, the business address of each is One Freedom Valley Drive, Oaks, PA 19456.

         WILLIAM H. COWIE, JR., 1408 Ruxton Road,  Baltimore,  MD 21204. Date of
Birth: 1/24/31. Trustee since 1993. Prior to retirement, Mr. Cowie was Chief Financial Officer (1991-1995) of Pencor, Inc. (developers of environmental projects).

         DAVID D. DOWNES,  210 Allegheny Ave.,  Towson, MD 21204. Date of Birth:
7/16/35. Trustee since 1995. Mr. Downes is an attorney in private practice (since October 1996). Prior thereto he was a partner (1989-1995) and of counsel (1995-Sept. 1996) of Venable, Baetjer & Howard (law firm).

         SIR VICTOR GARLAND, 15 Wilton Place, Knightsbridge, London, SW1X 8RL. Date of Birth: 5/5/34. Trustee since August 2000. He has been a private investor since 1984. He is a director of a number of U.K. public companies. He is the former Australian Ambassador to the U.K. and a former director of Prudential Assurance Corporation in the U.K.

         CHARLOTTE R. KERR, American City Building, 10227 Wincopin Circle, Suite 108, Columbia, MD 21044. Date of Birth: 9/26/46. Trustee since 1993. Ms. Kerr is Practitioner and faculty member at the Traditional Acupuncture Institute.

         THOMAS SCHWEIZER, 8626 Tower Bridge Way, Lutherville, MD 21093. Date of
Birth: 8/21/22. Trustee since 1993. Prior to his retirement in 1987, Mr. Schweizer was self-employed. He currently is a board member of various charitable organizations and hospitals.

         RICHARD B. SEIDEL, 770 Hedges Lane, Wayne,  PA 19087.  Date  of Birth:
4/20/41.  Trustee  since 1998.  Mr.  Seidel is a Director and  President (since
1994) of Girard  Partners,  Ltd. (a registered  broker-dealer).

         *RICK A. GOLD. Date of Birth: 8/4/49. President since March 2000 and Trustee since June 2000. Mr. Gold is Executive Vice President of the Asset Management Group of Allfirst Financial Inc., the parent company to Allfirst Bank and AIA.

         JAMES F. VOLK. Date of Birth: 8/28/62. Controller, Treasurer and Chief Financial Officer since March 1997. Mr. Volk is Director of Investment Accounting Operations. He joined SEI Investments Mutual Fund Services in
February 1996 and is co-director of the International Fund Accounting Group. From December 1993 to January 1996, Mr. Volk was Assistant Chief Accountant of the SEC's Division of Investment Management.

         MICHELE L. DALTON. Date of Birth: 2/16/59. Vice President and Assistant Secretary since March 2000. Ms. Dalton is a Senior Vice President of Allfirst Financial Inc. since 1994.

         TODD CIPPERMAN. Date of Birth: 2/14/66. Vice President and Assistant Secretary since November 1995. Mr. Cipperman is Senior Vice President and General Counsel of SEI

Investments since January 2000 and from 1995 to 1999, he served as Vice President and Assistant Secretary.

         LYDIA A. GAVALIS. Date of Birth: 6/5/64. Vice President and Assistant Secretary since 1998. Ms. Gavalis is Vice President and Assistant Secretary of SEI Investments Company since 1998. Prior to 1998, she was Assistant General Counsel and Director of Arbitration for the Philadelphia Stock Exchange.

         JAMES R. FOGGO. Date of Birth: 6/30/64. Vice President and Assistant Secretary since 1998. Mr. Foggo is Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. In 1998, Mr. Foggo was an Associate with Paul Weiss, Rifkind, Wharton & Garrison. From 1995 to 1998, Mr. Foggo was an Associate with Baker & McKenzie.

         TIMOTHY D. BARTO. Date of Birth: 3/28/68. Vice President and Assistant Secretary since March 2000. Mr. Barto is Vice President and Assistant Secretary of SEI Investments Company since November 1999. From 1997 to 1999, Mr. Barto was an Associate at Dechert Price & Rhoads. From 1994 to 1997, he was an Associate at Richter, Miller & Finn.

         CHRISTINE M. MCCULLOUGH. Date of Birth: 12/5/60. Vice President and Assistant Secretary since March 2000. Ms. McCullough is Vice President and
Assistant Secretary of SEI Investments Company since November 1999. From 1991 to 1999, Ms. McCullough was an Associate at White & Williams.

         THOMAS R. RUS. Date of Birth: 10/11/59. Secretary since March 2000. Mr. Rus is Vice President and Trust Counsel of Allfirst Trust Company, N.A. and Allfirst Bank. He is also Compliance Officer of Allfirst Trust Company, N.A. and ARK Funds. He has been with Allfirst Trust Company, N.A. since 1995.

         The following table sets forth information describing the compensation of each current trustee of the Fund for his or her services as trustee for the fiscal year ended April 30, 2000.

                           TRUSTEE COMPENSATION TABLE

                                                   PENSION OR
                                                   RETIREMENT          ESTIMATED ANNUAL         TOTAL
                        AGGREGATE BENEFITS      ACCRUED RETIREMENT           FROM            COMPENSATION
                        COMPENSATION FROM        FROM THE FUND             THE FUND          FROM THE FUND
   NAME OF TRUSTEE          THE FUND               COMPLEX(1)              COMPLEX(1)          COMPLEX(1)
   ---------------      -----------------       ------------------      ----------------    ---------------
Cowie, Jr., William H.      $ 25,000                    --                     --               $ 25,000
Downes, David D.            $ 20,000                    --                     --               $ 20,000
Garland, Sir Victor         $ 0                         --                     --               $ 0
Gold, Rick A.               $ 0                         --                     --               $ 0

                                       32

Kerr, Charlotte R.(2)       $ 28,750                    --                     --               $ 28,750
Reynolds, III, George K.(3) $ 5,000                     --                     --               $ 5,000
Schweizer, Thomas           $ 20,000                    --                     --               $ 20,000
Seidel, Richard B.          $ 20,000                    --                     --               $ 20,000
-------------------

(1) The Fund's Trustees did not receive any pension or retirement benefits from the Fund as compensation for the services as Trustees. The Fund adopted a retirement policy at its June 1999 Board Meeting for the fiscal year ended April 30, 2000. The policy calls for the retirement of Trustees when they reach the age of 75, although Trustees who were 75 at the time of the June 1999 meeting will be allowed to serve an additional two years. The Fund is the sole investment company in the fund complex.
(2) Ms. Kerr earned $8,750 in deferred compensation for Board service in previous years.
(3) Mr. Reynolds resigned from the Board of Trustees on June 24, 1999. Amounts shown represent compensation Mr. Reynolds received during fiscal year ended April 30, 2000.

                               INVESTMENT ADVISOR

         The investment advisor of the Fund is Allied Investment Advisors, Inc. ("AIA" or the "Advisor"). AIA provides the Portfolios with day-to-day management services and makes investment decisions on the Portfolios' behalf in accordance with each Portfolio's investment policies

         Institutional Class shares of the Fund are offered through Allfirst Trust Company, N.A. ("Allfirst Trust") and other registered broker dealers. Allfirst Trust also provides custodial and administrative services to the Fund. AIA and Allfirst Trust are wholly-owned subsidiaries of Allfirst Bank, a Maryland-chartered Federal Reserve member bank based in Baltimore, Maryland. Allfirst Bank is a wholly-owned subsidiary of Allfirst Financial Inc., which is owned by Allied Irish Banks, p.l.c., an international financial services organization based in Dublin, Ireland. SEI Investments Distribution Co., the distributor of the Fund, is not affiliated with Allied Irish Banks, p.l.c. or its affiliates.

         Pursuant to an investment advisory agreement with the Fund, AIA furnishes, at its own expense, all services, facilities and personnel necessary to manage each Portfolio's investments and effect portfolio transactions on its behalf.

         The advisory contracts have been approved by the Board of Trustees and will continue in effect with respect to a Portfolio only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders of the Portfolio, and in either case by a majority of the trustees who are not parties to the advisory contract or interested persons of any such party, at a meeting called for the purpose of voting on the advisory contract. The advisory contracts are terminable with respect to a Portfolio without penalty on 60 days' written notice when authorized either by vote of the shareholders of the Portfolio or by a vote of a majority of the trustees, or by AIA, on 60 days' written notice, and will automatically terminate in the event of its assignment.

         The advisory contracts provide that, with respect to each Portfolio, neither AIA nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance by AIA of its duties or by reason of reckless disregard of its obligations and duties under the advisory contract. The advisory contracts provide that AIA may render services to others.

         The Portfolios commenced operations in May 2001. Thus, for the fiscal year ended April 30, 2000, the Portfolios paid no investment advisory fees.

         In addition to receiving its advisory fee, AIA may also act and be compensated as investment manager for clients with respect to assets, which are invested in a Portfolio. In some instances AIA may elect to credit against any investment management fee received from a client who is also a shareholder in a Portfolio an amount equal to all or a portion of the fee received by AIA or its affiliates, from a Portfolio with respect to the client's assets invested in the Portfolio.

         Each Portfolio has, under its advisory contract, confirmed its obligation to pay all expenses, including interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent; telecommunications expenses; auditing, legal and compliance expenses; organization costs and costs of maintaining existence; costs of preparing and printing the Portfolios' prospectuses, statements of additional information and shareholder reports and delivering them to existing and prospective shareholders; costs of maintaining books of original entry for portfolio accounting and other required books and accounts of calculating the NAV of shares of the Portfolios; costs of reproduction, stationery and supplies; compensation of trustees and officers of the Fund and costs of other personnel performing services for the Fund who are not officers of the Administrator or Distributor, or their respective affiliates; costs of shareholder meetings; SEC registration fees and related expenses; state securities laws registration fees and related expenses; fees payable under the advisory contracts and under the administration agreement, and all other fees and expenses paid by the Portfolios.

                         ADMINISTRATOR AND DISTRIBUTOR

ADMINISTRATOR AND SUB-ADMINISTRATOR

         SEI Investments Mutual Funds Services serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of the Portfolios, except those performed by AIA under the advisory contracts, by the Distributor under the distribution agreement and by Allfirst Trust under the sub-administration and custodian agreements.

         Under its administration agreement with the Fund, the Administrator has agreed to maintain office facilities for the Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Fund's operations other than those discussed above. Under the administration agreement, the Administrator also provides fund accounting and related accounting services. The Administrator may delegate its responsibilities under the administration agreement with the Fund's written approval.

         The Administrator, a Delaware business trust, has its principal business offices at 1 Freedom Valley Drive, Oaks, PA 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers.

         The Portfolios commenced operations in May 2001. Thus, for the fiscal year ended April 30, 2000, the Portfolios paid no administration fees.

         The administration agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the agreement by the appointment of a subcontractor and the Administrator shall be responsible to the Fund for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Portfolio resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and Allfirst Trust, Allfirst Trust performs services which may include clerical, bookkeeping, accounting, stenographic, and administrative services, for which it receives a fee, paid by the Administrator, at the annual rate of up to 0.0275% of aggregate average net assets.

DISTRIBUTOR

         SEI  Investments  Distribution  Co.  (formerly SEI  Financial  Services
Company) serves as the distributor (the "Distributor") of the Fund. The Distributor offers shares continuously and has agreed to use its best efforts to solicit purchase orders.

SHAREHOLDER SERVICES PLANS

         The Board of Trustees has adopted a shareholder service plan on behalf of the Institutional Class of the Portfolios to compensate qualified recipients for individual shareholder services and account maintenance. These functions include, but are not limited to, answering shareholder questions and handling correspondence, assisting customers, and account record-keeping and maintenance. For these services the participating qualified recipients are paid a service fee at the annual rate of up to 0.15% of average net assets of the Institutional Class of each Portfolio or such lesser amounts as may be approved by the Board of Trustees.

         The Portfolios commenced operations in May 2001. Thus, for the fiscal year ended April 30, 2000, the Portfolios paid no shareholder servicing fees.

                                 TRANSFER AGENT

         The Fund has a Transfer Agency and Services Agreement dated November 1, 1995, with SEI Investments Management Corporation. SEI Investments Management Corporation has subcontracted transfer agency services to State Street Bank and Trust Company ("State Street

Bank"). State Street Bank maintains an account for each shareholder, provides tax reporting for each Portfolio, performs other transfer agency functions and acts as dividend disbursing agent for each Portfolio.

                                   CUSTODIAN

         Allfirst Trust, 25 South Charles Street, Baltimore, Maryland 21201, serves as custodian for the Portfolios. Under the custody agreement with the Fund, Allfirst Trust holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services provided to the Fund pursuant to the custody agreement, the Fund pays Allfirst Trust a monthly fee at the annual rate of 0.015% of the average net assets of the Portfolios. Allfirst Trust also charges the Fund transaction handling fees ranging from $5 to $75 per transaction and receives reimbursement for out-of-pocket expenses. Foreign securities purchased by the Portfolios are held by foreign banks participating in a network coordinated by Bankers Trust, which serves as sub-custodian for the Portfolios holding foreign securities. All expenses incurred through this network are paid by the Portfolios holding foreign securities.

                                 CODE OF ETHICS

         The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics applies to the personal investing activities of all trustees and officers of the Fund, as well as to designated officers, directors and employees of AIA and the Distributor. As described below, the Code of Ethics imposes significant restrictions of AIA's investment personnel, including the portfolio mangers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Portfolios.

         The Code of Ethics requires that covered employees of AIA and trustees who are "interested persons," preclear personal securities investments (with certain exceptions, such as non-volitional purchases, purchases that are part of an automatic dividend reinvestment plan or purchases of securities that are not eligible for purchase by the Portfolios). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities and preclearance of the acquisition of securities in private placements. Furthermore, the Code of Ethics provides for trading "blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Portfolios in the same security. Officers, directors and employees of AIA and the Distributor may comply with codes instituted by those entities so long as they contain similar requirements and restrictions.

                            DESCRIPTION OF THE FUND

TRUST ORGANIZATION

         ARK Funds ("the Fund") is an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated October 22, 1992 that was amended and restated on March 19, 1993. Currently, the Fund is comprised of the following thirty Portfolios: U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio, Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, U.S. Treasury Cash Management Portfolio, U.S. Government Cash Management Portfolio, Prime Cash Management Portfolio, Tax-Free Cash Management Portfolio, Short-Term Treasury Portfolio, Short-Term Bond Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Intermediate Fixed Income Portfolio, U.S. Government Bond Portfolio, Income Portfolio, Balanced Portfolio, Equity Income Portfolio, Value Equity Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Mid-Cap Equity Portfolio, Small-Cap Equity Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Social Issues Intermediate Fixed Income Portfolio, Social Issues Blue Chip Equity Portfolio, Social Issues Capital Growth Portfolio, and Social Issues Small-Cap Equity Portfolio. The Declaration of Trust permits the Board to create additional series and classes of shares.

         In the event that an affiliate of Allied Irish Banks, p.l.c. ceases to be the investment advisor to the Portfolios, the right of the Fund and Portfolio to use the identifying name "ARK" may be withdrawn.

         The assets of the Fund received for the issue or sale of shares of a Portfolio and all income, earnings, profits and proceeds thereof are allocated to the Portfolio and constitute the underlying assets thereof. The underlying assets of a Portfolio are segregated on the books of account and are charged with the liabilities with respect to the Portfolio and with a share of the general expenses of the Fund. General expenses of the Fund are allocated in proportion to the asset value of the respective Portfolios, except where allocations of direct expense can otherwise fairly be made. The officers of the Fund, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Fund, shareholders of a Portfolio are entitled to receive as a class the underlying assets of the Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY

         The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Fund shall not have any claim against shareholders, except for the payment of the purchase price of shares, and requires that each agreement, obligation or instrument entered into or executed by the Fund or the trustees shall include a provision limiting the obligations created thereby to the Fund and its assets. The Declaration of Trust provides for indemnification out of a Portfolio's property of any shareholders of the Portfolio held personally liable for the obligations of the Portfolio. The Declaration of Trust also provides that a Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. In view of the above, the risk of personal liability to shareholders is remote.

         The Declaration of Trust further provides that the trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

SHARES

         Shares of a Portfolio of any class are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders may, as set forth in the Declaration of Trust, call meetings for any purpose related to the Fund, a Portfolio or a class, respectively, including in the case of a meeting of the entire Fund, the purpose of voting on removal of one or more trustees. The Fund or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolio. If not so terminated, the Fund and the Portfolios will continue indefinitely.

                              INDEPENDENT AUDITORS

         KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, is the ARK Funds' independent auditors, providing audit services and consultation in connection with the review of various SEC filings.

                                   APPENDIX A

DESCRIPTION OF SELECTED INDICES

Russell 2000 Index is an unmanaged index of Small-Capitalization stocks that includes reinvestment of dividends.

Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. companies with high growth rates and price-to-book ratios.

DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES

Moody's ratings for state and municipal and other short-term obligations are designated Moody's Investment Grade ("MIG," or "VMIG" for variable rate obligations). This distinction is in recognition of the difference between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

MIG-1/VMIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL NOTES

SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long- term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated debt issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

The ratings from AA to BBB may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                  - Leading market positions in well-established industries.

                  - High rates of return on funds employed.

                  -  Conservative   capitalization   structures   with  moderate
                     reliance on debt and ample asset protection.

                  - Broad  margins  in  earnings  coverage  of  fixed  financial charges and with high internal cash generation.

                  - Well established  access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P'S COMMERCIAL PAPER RATINGS

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only to a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher- rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.